PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,	December 31,
	2023	2022
Building	$4,322,359	$4,322,359
Electronic devices	310,724	315,992
Office equipment, fixtures and furniture	40,324	32,480
Vehicle	1,212	30,788
Subtotal	4,674,619	4,701,619
Less: accumulated depreciation and amortization	(1,084,461)	(855,928)
Less: impairment	(45,407)	(28,676)
Total	$3,544,751	$3,817,015

The depreciation expenses for the years ended December 31, 2023, 2022 and 2021 was $260,883, $185,083 and $344,570, respectively.